Note 7 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) (Parentheticals)	Mar. 31, 2025
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt, finance and lease obligations
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt, finance and lease obligations